STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
STOCKHOLDERS’ EQUITY

Capital Stock

 We have 292,500,000 authorized shares of common stock with a par value of $0.001 per share which were increased in November 2016 upon approval from our stockholders from 150,000,000 authorized shares. In November 2016, our stockholders approved the Amended and Restated Articles of Incorporation to authorize a class of undesignated or "blank check" preferred stock, consisting of 7,500,000 shares at $0.001 par value per share. Shares of preferred stock may be issued in one or more series, with such rights, preferences, privileges and restrictions to be fixed by the Board of Directors.

Issuances of Common Stock

2016 Issuances

On January 6, 2016 and April 5, 2016, we entered into a consulting agreement with a third party pursuant to which we agreed to issue, over the term of the agreements, an aggregate of 1,560,000 shares of common stock in exchange for services to be rendered. During the year ended December 31, 2016, we issued 1,560,000 shares under the agreement related to services provided and recognized the fair value of the shares issued of $184,958 in general and administrative expense in the accompanying consolidated statement of operations.  The 1,560,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of our common stock on the date of vesting.

In January 2016, we issued 300,000 shares of common stock for services and recorded an expense of $17,000, which is included in general and administrative expense in the accompanying consolidated statement of operations. The 300,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of our common stock on the date of vesting.

On February 10, 2016, we entered into a service agreement with a third party pursuant to which we agreed to issue, over the term of the agreement, 3,000,000 shares of common stock in exchange for services to be rendered. During the year ended December 31, 2016, we issued 3,000,000 shares under the agreement related to services provided and recognized the fair value of the shares issued of $352,500 in general and administrative expense in the accompanying consolidated statement of operations. The 3,000,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of our common stock on the date of vesting.

        On February 19, 2016, we entered into a consulting agreement with a third party, pursuant to which we agreed to issue, over the term of the agreement, 1,750,000 shares of common stock in exchange for services to be rendered. During the year ended December 31, 2016, we issued 1,750,000 shares under the agreement related to services provided in connection with the acquisition of Beyond Human® (see Note 3) and recognized the fair value of the shares issued of $181,013 in general and administrative expense in the accompanying consolidated statement of operations. The 1,750,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of our common stock on the date of vesting.

In April and August 2016, we issued an aggregate of 3,385,354 shares of common stock upon the cashless exercise of warrants to purchase 5,042,881 shares of common stock.  Upon exercise of certain warrants in April 2016, the fair value of the warrant derivative liability on the date of exercise was reclassified to additional paid-in capital (see Note 9).

In April, May, August and October 2016, we issued an aggregate of 1,012,500 shares of common stock for services and recorded an expense of $192,043, which is included in general and administrative expense in the accompanying consolidated statement of operations. The 1,012,500 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of our common stock on the date of vesting.

On April 27, 2016, we entered into a service agreement with a third party pursuant to which we agreed to issue 300,000 shares of common stock in exchange for services to be rendered over the 3 month term of the agreement. The shares of common stock issued were non-forfeitable and the fair value of $28,500 was based on the market price of our common stock on the date of vesting. During the year ended December 31, 2016, we recognized $28,500 in general and administrative expense in the accompanying consolidated statement of operations.

In May and December 2016, we issued an aggregate of 2,361,111 shares of restricted common stock to certain note holders in connection with their notes payable.  The relative fair value of the shares of restricted common stock issued was determined to be $276,167 and was recorded as a debt discount (see Note 5).

In May and June 2016, the Buyers of the Q3 2015 Notes elected to convert $1,515,635 in principal and interest into 10,104,228 shares of common stock (see Note 5). Upon conversion, the fair value of the embedded conversion feature derivative liability on the date of conversion was reclassified to additional paid-in capital (see Note 9).

On June 16, 2016, we entered into a consulting agreement with a third party pursuant to which we agreed to issue 250,000 restricted shares of common stock in exchange for services to be rendered. In July 2016, we issued 250,000 fully-vested shares under the agreement related to services to be provided over the term of the agreement which ended on December 16, 2016. The fair value of the shares issued of $47,500 was based on the market price of our common stock on the date of vesting. On December 16, 2016, we amended the consulting agreement to extend the term to June 16, 2017 and in connection with the amendment issued 80,000 fully-vested shares for services to be provided over the remaining term of the amended agreement. The fair value of the shares issued of $14,640 was based on the market price of our common stock on the date of vesting. During the year ended December 31, 2016, we recognized $48,720 in general and administrative expense in the accompanying consolidated statement of operations and the remaining unamortized expense of $13,420 is included in prepaid expense and other current assets in the accompanying consolidated balance sheet at December 31, 2016.

In July 2016, we issued 100,000 shares of common stock to CRI pursuant to the Amended CRI Asset Purchase Agreement (see Note 2).  The fair value of the restricted shares of common stock of $23,000 was based on the market price of our common stock on the date of issuance and is included in research and development expense in the accompanying consolidated statement of operations.

On August 3, 2016, we entered into a service agreement with a third party pursuant to which we issued 75,000 fully-vested restricted shares of common stock in exchange for services to be rendered over the term of the agreement which ended on November 10, 2016. The fair value of the shares issued of $32,250 was based on the market price of our common stock on the date of vesting. On November 17, 2016, we entered into a new service agreement with the same third party and in connection with the new agreement issued 275,000 fully-vested shares for services to be provided over the term of the new service agreement through May 17, 2017. The fair value of the shares issued of $69,575 was based on the market price of our common stock on the date of vesting. During the year ended December 31, 2016, we recognized $49,644 in general and administrative expense in the accompanying consolidated statement of operations and the remaining unamortized expense of $52,181 is included in prepaid expense and other current assets in the accompanying consolidated balance sheet at December 31, 2016.

On August 23, 2016, we entered into a consulting agreement with a third party pursuant to which we agreed to issue 1,600,000 restricted shares of common stock, payable in four equal installments, in exchange for services to be rendered over the agreement which ends on August 23, 2017. The shares were considered fully-vested and non-refundable at the execution of the agreement. In September and December 2016, we issued a total of 800,000 shares of common stock under the agreement. The fair value of the shares issued of $360,000 was based on the market price of our common stock on the date of agreement. As a result of the shares being fully-vested at the execution of the agreement but payable in equal installments, we recorded a liability for the fair value of the remaining 800,000 shares of common stock to be issued of $360,000 which is included in accounts payable and accrued expense in the accompanying consolidated balance sheet at December 31, 2016. Upon issuance of the remaining shares, we will reclassify the liability to common stock and additional paid-in-capital. During the year ended December 31, 2016, we recognized $255,000 in general and administrative expense in the accompanying consolidated statement of operations and the remaining unamortized expense of $465,000 is included in prepaid expense and other current assets in the accompanying consolidated balance sheet at December 31, 2016.

On September 1, 2016, we entered into a service agreement with a third party pursuant to which we agreed to issue, over the term of the agreement, 2,000,000 shares of common stock in exchange for services to be rendered. During the year ended December 31, 2016, we issued 1,330,000 shares under the agreement related to services provided and recognized the fair value of the shares issued of $332,970 in general and administrative expense in the accompanying consolidated statement of operations. The 1,330,000 shares of common stock vested on the date of issuance and the fair value of the shares of common stock was based on the market price of our common stock on the date of vesting.

In November 2016, we issued 12,808,796 shares of common stock to Novalere Holdings in connection with the Amendment and Supplement to a Registration Rights and Stock Restriction Agreement and $2,971,641 of the acquisition contingent consideration was reclassified from liabilities to equity (see Note 3).

During the year ended December 31, 2016, we issued 215,000 shares of common stock for legal fees in connection with the Semprae merger transaction and recognized the fair value of the shares issued of $64,500 in general and administrative expense in the accompanying consolidated statement of operations.

During the year ended December 31, 2016, we issued 19,315,994 shares of common stock in exchange for vested restricted stock units.

In connection with the issuance of the 2016 Notes, we issued restricted shares of common stock totaling 7,500,000 to the Investors. The relative fair value of the restricted shares of common stock totaling $1,127,225 was recorded as a debt discount (see Note 5).

In the third and fourth quarter of 2016, certain 2016 Notes holders elected to convert $1,749,070 in principal and interest into 6,996,280 shares of common stock (see Note 5). Upon conversion, the fair value of the embedded conversion feature derivative liability on the date of conversion was reclassified to additional paid-in capital (see Note 9).

During the year ended December 31, 2016, five of our warrant holders exercised their warrants to purchase shares of common stock totaling 1,033,800 at an exercise price of $0.30 per share.  We received gross cash proceeds of $310,140.

2015 Issuances

On January 17, 2013, we entered into a service agreement with a third party pursuant to which we agreed to issue over the term of the agreement 250,000 shares of our common stock in exchange for services to be rendered. On September 18, 2013, we extended the term of the agreement and agreed to issue an additional aggregate of 300,000 shares of common stock in exchange for services to be rendered. The term was further extended in April 2014 and we agreed to issue an additional 300,000 shares of common stock in exchange for services to be rendered over the term of the agreement. During the year ended December 31, 2015, we issued 140,000 and recognized $20,650 of services expense under this agreement. This agreement was terminated in June 2015.

On March 17, 2015, we entered into a consulting agreement for services. In consideration of such services, we issued 28,125 shares of our common stock to the consultant on said date and valued them at $3,938 based on the closing price of the stock on the date of issuance. The fair value of such shares was recognized in general and administrative expense in the accompanying consolidated statement of operations.

On August 27, 2014, we agreed to issue 200,000 shares of our common stock pursuant to a consulting contract with a third party for services. We extended the consulting contract in January 2015 and agreed to issue an additional 200,000 shares. The issued shares have been valued at the closing price of our common stock on the date of issuance and are expensed over the period that the services are rendered. We recognized expense of $38,000 during the year ended December 31, 2015 related to services provided in general and administrative expense in the accompanying consolidated statement of operations.

On January 23, 2015, we entered into a settlement agreement with CRI whereby CRI returned 200,000 shares of common stock initially issued for a product license acquired. The share return was in consideration for us completing certain product development and regulatory efforts relating to the sale of the product in foreign territories and reduced the intangible asset value by the fair value of such shares totaling $38,000.

On September 17, 2015, we issued 500,000 shares of common stock in exchange for vested restricted stock units.

On September 29, 2015 we issued 375,000 shares of common stock for services and recorded an expense of $23,250, which is included in general and administrative expense in the accompanying consolidated statement of operations.

We issued an additional 1,037,500 shares of common stock and expensed $124,691 during the year ended December 31, 2015 to other consultants for various services, which is included in general and administrative expense in the accompanying consolidated statement of operations. All issued shares have been valued at the closing price of our common stock on the date of issuance.

See Note 5 for more details on the shares of common stock issued in connection with the Q3 2015 Notes, shares of common stock issued upon conversion of convertible debentures and note payable and shares of common stock issued in connection with the extension and amendment of certain convertible debentures during 2015.  See Note 3 for more details on the shares of common stock issued in connection with the Novalere acquisition during 2015 and the return of shares of common stock during 2015 in connection with the Semprae merger transaction.

2013 Equity Incentive Plan

We have issued common stock, restricted stock units and stock option awards to employees, non-executive directors and outside consultants under the 2013 Equity Incentive Plan (“2013 Plan”), which was approved by our Board of Directors in February of 2013. The 2013 Plan allows for the issuance of up to 10,000,000 shares of our common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the 2013 Plan is based on the fair market value of the common stock. Currently, because our common stock is quoted on the OTCQB, the fair market value of the common stock is equal to the last-sale price reported by the OTCQB as of the date of determination, or if there were no sales on such date, on the last date preceding such date on which a sale was reported. Generally, each vested stock unit entitles the recipient to receive one share of our common stock which is eligible for settlement at the earliest of their termination, a change in control of us or a specified date. Restricted stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards, and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based. As of December 31, 2016, no shares were available under the 2013 Plan.

2014 Equity Incentive Plan

We have issued common stock, restricted stock units and stock options to employees, non-executive directors and outside consultants under the 2014 Equity Incentive Plan (“2014 Plan”), which was approved by our Board of Directors in November 2014. The 2014 Plan allows for the issuance of up to 20,000,000 shares of our common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The exercise price for all equity awards issued under the 2014 Plan is based on the fair market value of the common stock. Generally, each vested stock unit entitles the recipient to receive one share of our common stock which is eligible for settlement at the earliest of their termination, a change in control of us or a specified date. Restricted stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based. As of December 31, 2016, 146,314 shares were available under the 2014 Plan.

2016 Equity Incentive Plan

On March 21, 2016, our Board of Directors approved the adoption of the 2016 Equity Incentive Plan and on October 20, 2016 adopted the Amended and Restated 2016 Equity Incentive Plan (“2016 Plan”). The 2016 Plan was then approved by our stockholders in November 2016. The 2016 Plan allows for the issuance of up to 20,000,000 shares of our common stock to be issued in the form of stock options, stock awards, stock unit awards, stock appreciation rights, performance shares and other share-based awards. The 2016 Plan includes an evergreen provision in which the number of shares of common stock authorized for issuance and available for future grants under the 2016 Plan will be increased each January 1 after the effective date of the 2016 Plan by a number of shares of common stock equal to the lesser of: (a) 4% of the number of shares of common stock issued and outstanding on a fully-diluted basis as of the close of business on the immediately preceding December 31, or (b) a number of shares of common stock set by our Board of Directors. The exercise price for all equity awards issued under the 2016 Plan is based on the fair market value of the common stock. Generally, each vested stock unit entitles the recipient to receive one share of our common stock which is eligible for settlement at the earliest of their termination, a change in control of the us or a specified date. Restricted stock units can vest according to a schedule or immediately upon award. Stock options generally vest over a three-year period, first year cliff vesting with quarterly vesting thereafter on the three-year awards and have a ten-year life. Stock options outstanding are subject to time-based vesting as described above and thus are not performance-based. As of December 31, 2016, 15,837,500 shares were available under the 2016 Plan.

Stock-Based Compensation

The stock-based compensation expense for the years ended December 31, 2016 and 2015 was $954,753 and $1,298,240, respectively, for the issuance of restricted stock units and stock options to management, directors and consultants.  We calculate the fair value of the restricted stock units based upon the quoted market value of the common stock at the date of grant. We calculate the fair value of each stock option award on the date of grant using Black-Scholes. As of December 31, 2016, the remaining unamortized stock-based compensation expense to be recognized in the consolidated statement of operations was approximately $1.0 million and will be recognized over a remaining weighted-average term of 2.5 years.

Stock Options

For the years ended December 31, 2016 and 2015, the following weighted average assumptions were utilized for the stock options granted during the period:

	2016	2015
Expected life (in years)	10.0	6.0
Expected volatility	227.2%	228.8%
Average risk-free interest rate	1.76%	2.16%
Dividend yield	-	-
Grant date fair value	$0.18	$0.10

The dividend yield of zero is based on the fact that we have never paid cash dividends and has no present intention to pay cash dividends. Expected volatility is based on the historical volatility of our common stock over the period commensurate with the expected life of the stock options. Expected life in years is based on the “simplified” method as permitted by ASC Topic 718. We believe that all stock options issued under its stock option plans meet the criteria of “plain vanilla” stock options. We use a term equal to the term of the stock options for all non-employee stock options. The risk-free interest rate is based on average rates for treasury notes as published by the Federal Reserve in which the term of the rates correspond to the expected term of the stock options.

The following table summarizes the number of stock options outstanding and the weighted average exercise price:

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2014	113,000	$0.37	9.5	-
Granted	83,000	$0.10	10.0	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2015	196,000	$0.31	9.0	-
Granted	91,500	$0.17	10.0	-
Exercised	-	-	-	-
Cancelled	(50,000)	$0.31	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2016	237,500	$0.22	8.6	$14,293

Vested at December 31, 2015	196,000	$0.31	9.0	$-
Vested at December 31, 2016	237,500	$0.22	8.6	$14,293

The aggregate intrinsic value is calculated as the difference between the exercise price of all outstanding stock options and the quoted price of our common stock at December 31, 2016. During the years ended December 31, 2016 and 2015, we recognized stock-based compensation from stock options of $20,390 and $8,564, respectively.

Restricted Stock Units

 The following table summarizes the restricted stock unit activity for the years ended December 31, 2016 and 2015:

Restricted Stock Units
Outstanding at December 31, 2014	8,270,239
Granted	10,354,497
Exchanged	(500,000)
Cancelled	(570,000)
Outstanding at December 31, 2015	17,554,736
Granted	14,636,106
Exchanged	(19,315,994)
Cancelled	-
Outstanding at December 31, 2016	12,874,848

Vested at December 31, 2015	14,398,487
Vested at December 31, 2016	8,493,600

The vested restricted stock units at December 31, 2016 and 2015 have not settled and are not showing as issued and outstanding shares of ours but are considered outstanding for earnings per share calculations. Settlement of these vested restricted stock units will occur on the earliest of (i) the date of termination of service of the employee or consultant, (ii) change of control of us, or (iii) 10 years from date of issuance. Settlement of vested restricted stock units may be made in the form of (i) cash, (ii) shares, or (iii) any combination of both, as determined by the board of directors and is subject to certain criteria having been fulfilled by the recipient.

During the years ended December 31, 2016 and 2015, we issued 14,636,106 and 10,354,497 restricted stock units to employees, board members and consultants. In 2016, 886,107 were from the 2013 Plan and vested immediately, 9,999,999 were from the 2014 Plan and 3,750,000 were from the 2016 Plan.  A total of 6,000,001 of 9,999,999 restricted stock units issued under the 2014 Plan vested immediately and the remaining 3,999,998 vested upon the closing of the Beyond Human® asset acquisition. The restricted stock units issued under the 2016 Plan vest as to 25% on the one year anniversary from the date of grant and then in equal quarterly installments for the next two years. In 2015, 9,370,000 were from the 2014 Plan and vest one-third on the issuance date and then monthly for the next two years. The remaining restricted stock units in 2015 were from the 2014 Plan and vested immediately. The grant date fair value of restricted stock units issued during the years ended December 31, 2016 and 2015 was $1,499,268 and $1,363,413, respectively. For the years ended December 31, 2016 and 2015, we recognized $934,363 and $1,289,676, respectively, of stock-based compensation expense for the vested units. As of December 31, 2016, compensation expense related to unvested shares not yet recognized in the consolidated statement of operations was approximately $1.0 million and will be recognized over a remaining weighted-average term of 2.5 years.

Warrants

During the year ended December 31, 2014, we issued 380,973 warrants in connection with notes payable (which were repaid in 2013). The warrants have an exercise price of $0.10 and expire December 6, 2018. Warrants to purchase 245,157 shares of common stock were exercised under the cashless exercise provisions of the warrant agreement in July 2016, which resulted in the issuance of 191,908 shares of common stock. The intrinsic value of the warrants on the date of exercise was $86,359.

In February, 2014, we issued 250,000 warrants in connection with the February 2014 Convertible Debentures. The warrants had an exercise price of $0.50 per share and expire February 13, 2019. On March 6, 2015 we entered into an agreement with the note holder to extend the February 2014 Convertible Debentures for six months. As consideration for the extension, we issued the note holder an additional 250,000 warrants, reduced the exercise price of the warrants from $0.50 to $0.30 per share and extended the expiration date to March 12, 2020. The warrants were also amended to include certain anti-dilution protection, including protection upon dilutive issuances. In connection with the Q3 2015 Notes, the exercise price of these warrants was reduced to $0.0896 per share and an additional 1,173,410 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015. These warrants were exercised under the cashless exercise provisions of the warrant agreement in April 2016.  In connection with the exercise of the warrants, we agreed to reduce the exercise price of these warrants to $0.07 per share which resulted in an additional 469,447 warrants being issued in April 2016 prior to exercise.  The warrants exercised were classified as derivative liabilities and, upon exercise, the fair value of the warrant derivative liability was reclassified to additional paid-in capital (see Note 9). The intrinsic value of the warrants on the date of exercise was $53,629.

In January, 2015, we issued 500,000 warrants in connection with the January 2015 Non-Convertible Debentures. The warrants were exercisable for five years from the closing date at an exercise price of $0.30 per share of common stock or January 21, 2020. The warrants contained anti-dilution protection, including protection upon dilutive issuances. In connection with the Q3 2015 Notes, the exercise price of these warrants was reduced to $0.0896 per share and an additional 1,173,410 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015. These warrants were exercised under the cashless exercise provisions of the warrant agreement in April 2016.  In connection with the exercise of the warrants, we agreed to reduce the exercise price of these warrants to $0.0565 per share which resulted in an additional 981,457 warrants being issued in April 2016 prior to exercise.  The warrants exercised were classified as derivative liabilities and, upon exercise, the fair value of the warrant derivative liability was reclassified to additional paid-in capital (see Note 9). The intrinsic value of the warrants on the date of exercise was $99,121.

In January 2015, we issued 250,000 warrants with an exercise price of $0.30 per share to our former Chief Financial Officer in connection with the January 2015 debenture. The warrants expire on January 21, 2020. The warrants contain anti-dilution protection, including protection upon dilutive issuances. In connection with the Q3 2015 Notes, the exercise price of these warrants was reduced to $0.0896 per share and an additional 586,705 warrants were issued per the anti-dilution protection afforded in the warrant agreement during the year ended December 31, 2015. The increase in the fair value of the warrants from the additional warrants issued is included in the change in fair value of derivative liabilities in the consolidated statement of operations during the year ended December 31, 2015 (see Note 9).

In connection with the Q3 2015 Notes, we issued 1,808,333 warrants with an exercise price of $0.30 per share and expire in 2020 (see Note 5). Warrants to purchase 1,033,800 shares of common stock were exercised during the year ended December 31, 2016. The intrinsic value of the warrants on the dates of exercise was $150,200.

In connection with the 2016 Notes, we issued 4,220,000 warrants to the Investors and placement agents with an exercise price of $0.40 per share and expire in 2021 (see Note 5).

At December 31, 2016 and 2015, there are 5,967,054 and 6,372,831 fully vested warrants outstanding, respectively. The weighted average exercise price of outstanding warrants at December 31, 2016 is $0.34 per share, the weighted average remaining contractual term is 4.2 years and the aggregate intrinsic value of the outstanding warrants is $104,160.

Net Loss per Share

Restricted stock units that are vested but the issuance and delivery of the shares are deferred until the employee or director resigns are included in the basic and diluted net loss per share calculations.

The weighted average shares of common stock outstanding used in the basic and diluted net loss per share calculation for the years ended December 31, 2016 and 2015 was 85,436,145 and 41,359,779, respectively.

The weighted average restricted stock units vested but issuance of the common stock is deferred until there is a change in control, a specified date in the agreement or the employee or director resigns used in the basic and diluted net loss per share calculation for the years ended December 31, 2016 and 2015 was 8,670,237 and 11,157,751, respectively.

The total weighted average shares outstanding used in the basic and diluted net loss per share calculation for the years ended December 31, 2016 and 2015 was 94,106,382 and 52,517,530, respectively.

The following table shows the anti-dilutive shares excluded from the calculation of basic and diluted net loss per common share as of December 31, 2016 and 2015:

	As of December 31,
	2016	2015
Gross number of shares excluded:
Restricted stock units - unvested	4,381,248	3,156,249
Stock options	237,500	196,000
Convertible debentures and accrued interest	6,414,132	12,751,512
Warrants	5,967,054	6,372,831
Total	16,999,934	22,476,592

The above table does not include the ANDA Consideration Shares related to the Novalere acquisition totaling 138,859 and 12,947,655 at December 31, 2016 and 2015, respectively, as they are considered contingently issuable (see Note 3).